Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to welfare system (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 65,683	€ 66,896
Ana Botín
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	46,725	48,075
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 18,958	€ 18,821